Quarterly Holdings Report
for
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
GEU-NPRT1-0425
1.9912329.100
Common Stocks - 95.1%
	Shares	Value ($)
AUSTRALIA - 0.3%
Financials - 0.3%
Insurance - 0.3%
Medibank Pvt Ltd	6,147,141	15,157,102
CANADA - 9.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
BCE Inc	693,203	16,507,899
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Dollarama Inc	675,456	63,918,164
Consumer Staples - 2.1%
Consumer Staples Distribution & Retail - 2.1%
Empire Co Ltd Class A	240,735	7,079,516
George Weston Ltd	83,636	12,927,944
Loblaw Cos Ltd	347,697	43,536,588
Metro Inc/CN	520,564	32,526,519
		96,070,567
Financials - 2.1%
Capital Markets - 0.4%
TMX Group Ltd	685,697	21,221,764
Insurance - 1.7%
Definity Financial Corp	169,836	6,678,451
Intact Financial Corp	388,761	69,053,327
		75,731,778
TOTAL FINANCIALS		96,953,542

Industrials - 1.3%
Professional Services - 1.3%
Thomson Reuters Corp	350,513	58,902,391
Utilities - 2.0%
Electric Utilities - 2.0%
Emera Inc	575,047	21,848,898
Fortis Inc/Canada	1,169,132	49,794,799
Hydro One Ltd (a)(b)	686,745	21,367,605
		93,011,302
TOTAL CANADA		425,363,865
CHINA - 11.9%
Consumer Staples - 0.1%
Food Products - 0.1%
Want Want China Holdings Ltd	11,578,000	7,043,176
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
China Shenhua Energy Co Ltd H Shares	9,660,000	38,866,130
Financials - 9.9%
Banks - 9.8%
Agricultural Bank of China Ltd H Shares	105,569,000	57,987,823
Bank of Beijing Co Ltd A Shares (China)	2,867,900	2,372,534
Bank of China Ltd H Shares	160,072,000	82,584,407
Bank of Communications Co Ltd H Shares	60,795,000	49,076,676
Bank of Jiangsu Co Ltd A Shares (China)	3,127,400	4,290,798
Bank of Shanghai Co Ltd A Shares (China)	2,215,900	2,845,854
BOC Hong Kong Holdings Ltd	8,744,500	28,336,943
China CITIC Bank Corp Ltd H Shares	26,564,000	18,955,048
China Construction Bank Corp H Shares	104,124,000	84,727,291
China Minsheng Banking Corp Ltd H Shares	23,442,000	11,161,568
China Zheshang Bank Co Ltd H Shares (c)	10,539,000	3,043,256
Chongqing Rural Commercial Bank Co Ltd H Shares	6,262,000	3,825,398
Huaxia Bank Co Ltd A Shares (China)	2,208,000	2,318,174
Industrial & Commercial Bank of China Ltd H Shares	128,442,000	87,200,578
Shanghai Pudong Development Bank Co Ltd A Shares (China)	5,183,000	7,636,410
		446,362,758
Financial Services - 0.1%
Far East Horizon Ltd	3,839,000	2,823,120
TOTAL FINANCIALS		449,185,878

Industrials - 0.6%
Construction & Engineering - 0.1%
China State Construction Engineering Corp Ltd A Shares (China)	5,364,700	4,185,504
Ground Transportation - 0.3%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	11,678,000	9,220,232
Daqin Railway Co Ltd A Shares (China)	5,897,100	5,422,858
		14,643,090
Transportation Infrastructure - 0.2%
Jiangsu Expressway Co Ltd H Shares	3,728,000	4,119,416
Shanghai International Port Group Co Ltd A Shares (China)	4,263,700	3,477,151
		7,596,567
TOTAL INDUSTRIALS		26,425,161

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
China Railway Signal & Communication Corp Ltd H Shares (a)(b)(c)	6,463,000	2,612,771
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
China Yangtze Power Co Ltd A Shares (China)	4,929,300	19,654,970
TOTAL CHINA		543,788,086
DENMARK - 2.7%
Financials - 0.4%
Insurance - 0.4%
Tryg A/S	798,672	16,199,275
Health Care - 2.3%
Health Care Equipment & Supplies - 0.3%
Coloplast AS Series B	103,501	11,919,960
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	1,102,226	93,055,067
TOTAL HEALTH CARE		104,975,027

TOTAL DENMARK		121,174,302
FINLAND - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Elisa Oyj A Shares	313,876	13,526,046
FRANCE - 1.0%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Orange SA	4,117,853	44,285,488
GERMANY - 1.0%
Consumer Staples - 1.0%
Personal Care Products - 1.0%
Beiersdorf AG	325,149	43,496,465
HONG KONG - 3.1%
Financials - 0.5%
Banks - 0.5%
Hang Seng Bank Ltd	1,730,600	21,643,883
Industrials - 0.7%
Ground Transportation - 0.3%
MTR Corp Ltd	4,200,500	13,126,731
Industrial Conglomerates - 0.4%
Jardine Matheson Holdings Ltd (Singapore)	497,500	20,039,573
TOTAL INDUSTRIALS		33,166,304

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Sino Land Co Ltd	10,084,390	9,667,782
Utilities - 1.7%
Electric Utilities - 1.3%
CLP Holdings Ltd	4,284,000	35,619,687
Power Assets Holdings Ltd	3,345,500	21,618,081
		57,237,768
Gas Utilities - 0.4%
Hong Kong & China Gas Co Ltd	27,178,000	20,823,247
TOTAL UTILITIES		78,061,015

TOTAL HONG KONG		142,538,984
INDIA - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Dr Reddy's Laboratories Ltd ADR	1,128,601	15,597,266
INDONESIA - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	7,575,600	5,307,335
ISRAEL - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Elbit Systems Ltd	61,593	18,590,313
ITALY - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	232,678	14,181,084
JAPAN - 20.4%
Communication Services - 4.6%
Diversified Telecommunication Services - 1.3%
Nippon Telegraph & Telephone Corp	59,726,400	58,797,698
Wireless Telecommunication Services - 3.3%
KDDI Corp	2,433,400	81,071,167
SoftBank Corp	54,644,100	70,286,675
		151,357,842
TOTAL COMMUNICATION SERVICES		210,155,540

Consumer Discretionary - 3.7%
Automobile Components - 0.7%
Bridgestone Corp	896,900	32,172,634
Automobiles - 1.6%
Toyota Motor Corp	3,792,100	71,934,320
Broadline Retail - 0.8%
Pan Pacific International Holdings Corp	1,263,700	35,183,112
Hotels, Restaurants & Leisure - 0.6%
McDonald's Holdings Co Japan Ltd	243,100	9,166,735
Oriental Land Co Ltd/Japan	41,000	921,437
Skylark Holdings Co Ltd	544,500	8,614,843
Zensho Holdings Co Ltd	216,200	11,927,286
		30,630,301
TOTAL CONSUMER DISCRETIONARY		169,920,367

Consumer Staples - 1.7%
Beverages - 0.2%
Suntory Beverage & Food Ltd	323,600	10,051,772
Food Products - 1.5%
Ajinomoto Co Inc	1,161,400	46,557,487
MEIJI Holdings Co Ltd	682,200	13,640,653
Nisshin Seifun Group Inc	808,200	9,088,718
		69,286,858
TOTAL CONSUMER STAPLES		79,338,630

Financials - 2.7%
Banks - 0.9%
Japan Post Bank Co Ltd	3,168,900	32,778,814
Mebuki Financial Group Inc	1,968,400	8,703,309
		41,482,123
Insurance - 1.8%
Japan Post Holdings Co Ltd	4,583,700	47,872,199
Tokio Marine Holdings Inc	969,200	31,967,483
		79,839,682
TOTAL FINANCIALS		121,321,805

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Medipal Holdings Corp	556,300	8,363,805
Industrials - 1.7%
Commercial Services & Supplies - 0.8%
Secom Co Ltd	1,032,400	34,741,455
Ground Transportation - 0.9%
Hankyu Hanshin Holdings Inc	604,300	15,376,179
Kintetsu Group Holdings Co Ltd	404,700	8,727,654
Kyushu Railway Co	357,600	8,695,755
Tobu Railway Co Ltd	486,200	8,367,389
		41,166,977
TOTAL INDUSTRIALS		75,908,432

Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.9%
Hirose Electric Co Ltd	64,800	7,745,814
Kyocera Corp	3,269,900	33,940,885
		41,686,699
IT Services - 0.6%
Otsuka Corp	733,400	16,534,295
TIS Inc	603,800	13,350,795
		29,885,090
Technology Hardware, Storage & Peripherals - 1.8%
Canon Inc	479,100	15,440,886
FUJIFILM Holdings Corp	2,949,300	64,976,320
		80,417,206
TOTAL INFORMATION TECHNOLOGY		151,988,995

Materials - 0.2%
Paper & Forest Products - 0.2%
Oji Holdings Corp	1,823,000	7,362,685
Real Estate - 1.0%
Diversified REITs - 0.2%
Daiwa House REIT Investment Corp	5,895	9,275,479
Industrial REITs - 0.2%
GLP J-REIT	10,517	8,611,747
Office REITs - 0.6%
Japan Real Estate Investment Corp	16,120	11,356,910
Nippon Building Fund Inc	20,047	15,915,259
		27,272,169
TOTAL REAL ESTATE		45,159,395

Utilities - 1.3%
Electric Utilities - 0.4%
Chubu Electric Power Co Inc	1,643,100	17,117,595
Kansai Electric Power Co Inc/The	157,800	1,740,973
		18,858,568
Gas Utilities - 0.9%
Osaka Gas Co Ltd	917,300	18,034,789
Tokyo Gas Co Ltd	827,600	23,411,814
		41,446,603
TOTAL UTILITIES		60,305,171

TOTAL JAPAN		929,824,825
KOREA (SOUTH) - 0.4%
Consumer Staples - 0.4%
Tobacco - 0.4%
KT&G Corp	240,294	18,164,592
Financials - 0.0%
Insurance - 0.0%
Hyundai Marine & Fire Insurance Co Ltd	116,096	1,964,161
TOTAL KOREA (SOUTH)		20,128,753
KUWAIT - 0.6%
Financials - 0.6%
Banks - 0.6%
National Bank of Kuwait SAKP	9,286,083	29,003,026
MALAYSIA - 1.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TIME dotCom Bhd	3,938,700	4,104,547
Consumer Staples - 0.0%
Food Products - 0.0%
Nestle Malaysia Bhd	66,200	1,335,199
Financials - 1.1%
Banks - 1.1%
Hong Leong Bank Bhd	937,000	4,240,408
Malayan Banking Bhd	18,756,000	43,507,387
		47,747,795
Health Care - 0.3%
Health Care Providers & Services - 0.3%
IHH Healthcare Bhd	9,032,600	14,509,437
Industrials - 0.2%
Marine Transportation - 0.1%
MISC Bhd	3,156,900	5,123,430
Transportation Infrastructure - 0.1%
Westports Holdings Bhd	3,488,900	3,561,685
TOTAL INDUSTRIALS		8,685,115

Utilities - 0.1%
Gas Utilities - 0.1%
Petronas Gas Bhd	1,050,200	4,047,461
TOTAL MALAYSIA		80,429,554
NETHERLANDS - 3.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	374,098	1,353,682
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.7%
Koninklijke Ahold Delhaize NV	2,224,035	78,814,427
Industrials - 1.9%
Professional Services - 1.9%
Wolters Kluwer NV	449,138	81,888,210
TOTAL NETHERLANDS		162,056,319
PHILIPPINES - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Manila Electric Co	713,360	5,463,766
SAUDI ARABIA - 3.8%
Communication Services - 1.2%
Diversified Telecommunication Services - 1.2%
Saudi Telecom Co	4,615,577	53,530,701
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Jarir Marketing Co	1,991,539	6,807,137
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.2%
Abdullah Al Othaim Markets Co	1,395,133	3,980,037
Nahdi Medical Co	209,156	6,580,214
		10,560,251
Food Products - 0.2%
Almarai Co JSC	440,960	6,924,719
TOTAL CONSUMER STAPLES		17,484,970

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Saudi Arabian Oil Co (a)(b)	10,035,370	74,381,658
Financials - 0.2%
Banks - 0.1%
Alinma Bank	523,880	4,169,307
Insurance - 0.1%
Bupa Arabia for Cooperative Insurance Co	63,851	3,166,418
TOTAL FINANCIALS		7,335,725

Materials - 0.2%
Chemicals - 0.2%
Advanced Petrochemical Co (c)	261,566	2,189,770
Saudi Aramco Base Oil Co	99,945	2,973,808
Saudi Basic Industries Corp	327,820	5,855,958
		11,019,536
Utilities - 0.1%
Electric Utilities - 0.1%
Saudi Electricity Co	742,130	3,367,652
TOTAL SAUDI ARABIA		173,927,379
SINGAPORE - 0.9%
Financials - 0.4%
Capital Markets - 0.4%
Singapore Exchange Ltd	2,019,200	18,167,697
Real Estate - 0.5%
Industrial REITs - 0.5%
CapitaLand Ascendas REIT	8,109,500	15,374,378
Mapletree Industrial Trust	4,475,464	6,899,724
		22,274,102
TOTAL SINGAPORE		40,441,799
SPAIN - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Redeia Corp SA	143,054	2,410,085
SWITZERLAND - 4.5%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Swisscom AG	65,751	37,071,796
Health Care - 1.3%
Health Care Providers & Services - 0.3%
Galenica AG (a)(b)	154,906	13,836,512
Pharmaceuticals - 1.0%
Sandoz Group AG	989,900	47,432,595
TOTAL HEALTH CARE		61,269,107

Materials - 1.5%
Chemicals - 1.5%
Givaudan SA	14,427	63,157,232
Real Estate - 0.9%
Real Estate Management & Development - 0.9%
PSP Swiss Property AG	112,345	16,615,834
Swiss Prime Site AG	202,202	23,111,972
		39,727,806
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	13,139	2,244,775
TOTAL SWITZERLAND		203,470,716
TAIWAN - 9.6%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.8%
Chunghwa Telecom Co Ltd	9,926,000	37,641,145
Wireless Telecommunication Services - 0.6%
Far EasTone Telecommunications Co Ltd	4,315,000	11,490,399
Taiwan Mobile Co Ltd	4,558,000	15,196,686
		26,687,085
TOTAL COMMUNICATION SERVICES		64,328,230

Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Poya International Co Ltd	167,000	2,451,070
Leisure Products - 0.0%
Fusheng Precision Co Ltd	154,000	1,522,514
TOTAL CONSUMER DISCRETIONARY		3,973,584

Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.2%
President Chain Store Corp	1,430,000	11,206,246
Food Products - 0.7%
Uni-President Enterprises Corp	11,857,000	27,958,220
TOTAL CONSUMER STAPLES		39,164,466

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	1,295,000	1,414,414
Financials - 4.0%
Banks - 4.0%
Chang Hwa Commercial Bank Ltd	20,709,752	11,357,105
E.Sun Financial Holding Co Ltd	31,991,000	26,792,533
Far Eastern International Bank	8,034,214	3,264,569
First Financial Holding Co Ltd	27,510,630	23,054,582
Hua Nan Financial Holdings Co Ltd	24,715,040	20,879,667
Mega Financial Holding Co Ltd	28,350,480	33,109,028
Shanghai Commercial & Savings Bank Ltd/The	9,381,000	11,966,318
SinoPac Financial Holdings Co Ltd	28,559,925	19,522,661
Taichung Commercial Bank Co Ltd	9,569,000	5,458,757
Taiwan Business Bank	12,487,865	5,665,240
Taiwan Cooperative Financial Holding Co Ltd	27,441,200	20,205,329
		181,275,789
Capital Markets - 0.0%
IBF Financial Holdings Co Ltd	5,162,000	2,252,538
TOTAL FINANCIALS		183,528,327

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Taiwan Secom Co Ltd	700,000	2,605,311
Electrical Equipment - 0.0%
Teco Electric and Machinery Co Ltd	564,000	907,928
Transportation Infrastructure - 0.1%
Taiwan High Speed Rail Corp	7,182,000	5,925,089
TOTAL INDUSTRIALS		9,438,328

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.3%
Synnex Technology International Corp	3,206,000	6,843,163
Wpg Holding Co Ltd	3,861,000	8,189,369
		15,032,532
IT Services - 0.1%
Systex Corp	1,033,000	4,008,869
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	1,726,000	57,204,334
Topco Scientific Co Ltd	363,000	3,159,751
		60,364,085
Technology Hardware, Storage & Peripherals - 0.9%
Catcher Technology Co Ltd	1,532,000	9,137,391
Chicony Electronics Co Ltd	1,569,000	7,215,562
Compal Electronics Inc	9,736,000	10,664,037
Pegatron Corp	4,960,000	14,331,877
		41,348,867
TOTAL INFORMATION TECHNOLOGY		120,754,353

Materials - 0.2%
Construction Materials - 0.2%
Asia Cement Corp	5,527,000	6,833,721
Containers & Packaging - 0.0%
Taiwan Hon Chuan Enterprise Co Ltd	481,333	2,342,376
TOTAL MATERIALS		9,176,097

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Highwealth Construction Corp	3,677,500	4,714,919
Huaku Development Co Ltd	430,000	1,439,244
		6,154,163
TOTAL TAIWAN		437,931,962
THAILAND - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	2,704,800	22,666,574
UNITED ARAB EMIRATES - 1.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Americana Restaurants International PLC - Foreign Co	7,486,868	4,790,063
Specialty Retail - 0.2%
Abu Dhabi National Oil Co for Distribution PJSC	10,166,603	9,964,409
TOTAL CONSUMER DISCRETIONARY		14,754,472

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Adnoc Gas PLC	13,414,679	12,417,448
Financials - 0.3%
Banks - 0.3%
Dubai Islamic Bank PJSC	6,886,396	14,436,299
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Salik Co PJSC	4,339,106	5,729,479
Materials - 0.2%
Chemicals - 0.2%
Borouge PLC	11,659,601	7,840,681
Utilities - 0.5%
Multi-Utilities - 0.4%
Dubai Electricity & Water Authority PJSC	24,098,363	16,795,800
Water Utilities - 0.1%
Emirates Central Cooling Systems Corp	7,652,796	3,646,123
TOTAL UTILITIES		20,441,923

TOTAL UNITED ARAB EMIRATES		75,620,302
UNITED KINGDOM - 6.4%
Consumer Discretionary - 0.6%
Diversified Consumer Services - 0.6%
Pearson PLC	1,526,225	25,321,274
Financials - 0.3%
Insurance - 0.3%
Admiral Group PLC	556,495	18,650,649
Health Care - 2.1%
Pharmaceuticals - 2.1%
Astrazeneca PLC	666,593	93,573,416
Industrials - 2.0%
Professional Services - 2.0%
RELX PLC	1,787,505	88,761,216
Utilities - 1.4%
Multi-Utilities - 1.4%
National Grid PLC	5,192,165	62,987,473
TOTAL UNITED KINGDOM		289,294,028
UNITED STATES - 10.0%
Consumer Staples - 1.9%
Food Products - 1.9%
Nestle SA	992,912	84,338,574
Health Care - 6.3%
Life Sciences Tools & Services - 0.5%
QIAGEN NV	512,816	22,819,939
Pharmaceuticals - 5.8%
Novartis AG	969,278	101,460,952
Roche Holding AG	341,329	107,304,275
Sanofi SA	524,856	57,042,401
		265,807,628
TOTAL HEALTH CARE		288,627,567

Industrials - 1.8%
Commercial Services & Supplies - 1.8%
Waste Connections Inc	435,631	80,046,278
TOTAL UNITED STATES		453,012,419
TOTAL COMMON STOCKS (Cost $4,359,930,831)		4,328,687,843

International Equity Funds - 4.0%
	Shares	Value ($)
iShares MSCI India ETF (d) (Cost $195,700,055)	3,544,572	180,737,726

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.37	24,147,055	24,151,884
Fidelity Securities Lending Cash Central Fund (f)(g)	4.37	67,177,282	67,184,000
TOTAL MONEY MARKET FUNDS (Cost $91,335,884)			91,335,884

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $4,646,966,770)	4,600,761,453
NET OTHER ASSETS (LIABILITIES) - (1.1)% (e)	(49,571,330)
NET ASSETS - 100.0%	4,551,190,123

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	211	Mar 2025	25,008,775	518,411	518,411
ICE MSCI Emerging Markets Index Contracts (United States)	230	Mar 2025	12,539,600	34,487	34,487
TME S&P/TSX 60 Index Contracts (Canada)	20	Mar 2025	4,245,089	75,646	75,646

TOTAL FUTURES CONTRACTS					628,544
The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,198,546 or 2.5% of net assets.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $112,198,546 or 2.5% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Includes $1,444,843 of cash collateral to cover margin requirements for futures contracts.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	262,402,163	775,232,542	1,013,482,821	696,214	-	-	24,151,884	24,147,055	0.0%
Fidelity Securities Lending Cash Central Fund	6,391,875	97,217,196	36,425,071	1,887	-	-	67,184,000	67,177,282	0.3%
Total	268,794,038	872,449,738	1,049,907,892	698,101	-	-	91,335,884	91,324,337

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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